Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 752,764	$ 569,946	$ 409,049
Percentage of revenue	100.00%	100.00%	100.00%
Service fees
Concentration Risk [Line Items]
Revenue	$ 350,311	$ 262,255	$ 181,887
Percentage of revenue	47.00%	46.00%	44.00%
Fulfillment services
Concentration Risk [Line Items]
Revenue	$ 402,453	$ 307,692	$ 227,162
Percentage of revenue	53.00%	54.00%	56.00%